Shareholder Report, Average Annual Return (Details) 190594_Baird Core Intermediate Municipal Bond Fund_Investor Class Shares_TSR Annual {Investor Class Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMNSX
Average Annual Return, Percent	4.63%	1.35%	2.49%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	4.25%	0.80%	2.34%
Bloomberg 1-15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent	5.18%	1.16%	2.27%